Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Purchase Obligations	Future minimum payments required under these commitments as of December 31, 2018 are as follows:

Purchase Obligations
(Dollars in millions)
2019	$1,444
2020	137
2021	78
2022	39
2023	14
Thereafter	25
Total	$1,737

Lease commitments
As of December 31, 2018, future minimum rental payments required under operating leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases Future Minimum Rental Payments	Operating Leases Future Minimum Rental Receipts
(Dollars in millions)
2019	$170	$59
2020	158	48
2021	142	35
2022	126	23
2023	110	10
Thereafter	784	7
Total	$1,490	$182